COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of operating lease commitments

Office Premises
RMB
Less than 1 year	231,371,187
1 - 2 years	63,409,084
2 - 3 years	24,509,694
3 - 4 years	3,564,584
4 - 5 years	1,500,726
Thereafter	2,455,468

326,810,743